FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Risk-rating Analysis (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trading Securities, Available-for-sale and Held-to-maturity Investments [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 53,825,858	S/ 52,215,528
Percentage of financial assets	100.00%	100.00%
AAA [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 442,467	S/ 1,007,270
Percentage of financial assets	0.80%	1.90%
AA- a AA+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 2,562,695	S/ 2,447,819
Percentage of financial assets	4.70%	4.70%
A- to A+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 0	S/ 65,360
Percentage of financial assets	0.00%	0.10%
A- to A+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 2,720,507	S/ 2,709,151
Percentage of financial assets	5.10%	5.20%
BBB- to BBB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 23,952,251	S/ 22,584,226
Percentage of financial assets	44.50%	43.30%
BBB- to BBB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 4,904,951	S/ 4,273,210
Percentage of financial assets	9.10%	8.20%
BB- to BB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 910,170	S/ 657,658
Percentage of financial assets	1.70%	1.30%
BB- to BB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 2,608,610	S/ 2,045,242
Percentage of financial assets	4.80%	3.90%
Lower and Equal to +B [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 33,402	S/ 132,148
Percentage of financial assets	0.10%	0.30%
Lower and Equal to +B [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 60,822	S/ 673,757
Percentage of financial assets	0.10%	1.30%
BCRP Certificates of Deposit [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 11,435,757	S/ 11,127,919
Percentage of financial assets	21.20%	21.30%
Listed and Unlisted Securities [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 158,620	S/ 312,648
Percentage of financial assets	0.30%	0.60%
Listed and Unlisted Securities [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 42,033	S/ 60,877
Percentage of financial assets	0.10%	0.10%
Restricted Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 307,225	S/ 334,162
Percentage of financial assets	0.60%	0.60%
Investment Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 835,689	S/ 651,307
Percentage of financial assets	1.60%	1.20%
Investment Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 566,267	S/ 547,719
Percentage of financial assets	1.10%	1.00%
Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 66,156	S/ 1,824
Percentage of financial assets	0.10%	0.00%
Mutual Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 556,001	S/ 1,104,724
Percentage of financial assets	1.00%	2.10%
Participations of RAL Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 432,503	S/ 145,414
Percentage of financial assets	0.80%	0.30%
Other Instruments [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 276,372	S/ 242,310
Percentage of financial assets	0.50%	0.50%
Other Instruments [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 953,360	S/ 1,090,783
Percentage of financial assets	1.80%	2.10%
Subtotal [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 37,975,642	S/ 36,109,562
Percentage of financial assets	70.60%	69.20%
Subtotal [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 15,850,216	S/ 16,105,966
Percentage of financial assets	29.40%	30.80%